Long-Term Debt (Pledged Assets Related to Secured Borrowings And Repurchase Agreement) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pledged Assets related to secured borrowings [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	$ 2,420	$ 786
Pledged Assets, Mortgage assets held for investment	9,743	7,541
Pledged Assets, Investment in operating leases	5,539	6,820
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	71,649	69,190
Secured Debt	49,916	47,822
Short-term borrowings	8,101	7,062
Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	1,761	786
Pledged Assets, Mortgage assets held for investment	9,743	7,541
Pledged Assets, Investment in operating leases	3,205	4,672
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	43,053	44,345
Secured Debt	24,787	27,103
Pledged assets for Federal Home Loan Bank [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	14,900	10,700
Pledged assets for Federal Reserve Bank [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	2,900	3,200
Secured Debt [Member]
Pledged Assets related to secured borrowings [Line Items]
Short-term borrowings	4,648	3,724
Automobile Loan [Member] | Consumer Portfolio Segment [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	34,324	33,438
Automobile Loan [Member] | Consumer Portfolio Segment [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	9,167	11,263
Automobile Loan [Member] | Commercial Portfolio Segment [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	19,623	20,605
Automobile Loan [Member] | Commercial Portfolio Segment [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	$ 19,177	$ 20,083